UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche EAFE® Equity Index Fund

	Shares	Value ($)
Common Stocks 96.8%
Australia 6.5%
AGL Energy Ltd.	2,288	38,466
Alumina Ltd.	10,007	18,377
Amcor Ltd.	4,041	44,373
AMP Ltd.	9,940	38,322
APA Group (Units)	3,634	22,090
Aristocrat Leisure Ltd.	1,785	33,396
ASX Ltd.	642	27,822
Aurizon Holdings Ltd.	6,538	21,421
AusNet Services (Units)	5,993	7,748
Australia & New Zealand Banking Group Ltd.	10,369	216,612
Bank of Queensland Ltd.	1,515	12,861
Bendigo & Adelaide Bank Ltd.	1,941	14,765
BGP Holdings PLC* (a)	328,818	1,562
BHP Billiton Ltd.	11,351	250,827
BHP Billiton PLC	7,372	145,113
BlueScope Steel Ltd.	2,033	24,033
Boral Ltd.	4,092	23,628
Brambles Ltd.	5,616	43,378
Caltex Australia Ltd.	826	20,081
Challenger Ltd.	2,308	20,653
CIMIC Group Ltd.	372	12,831
Coca-Cola Amatil Ltd.	2,236	14,967
Cochlear Ltd.	183	25,765
Commonwealth Bank of Australia	6,175	346,107
Computershare Ltd.	1,467	19,594
Crown Resorts Ltd.	1,323	12,957
CSL Ltd.	1,589	191,751
Dexus (REIT)	3,219	23,189
Domino's Pizza Enterprises Ltd. Series L	224	7,191
Flight Centre Travel Group Ltd.	196	8,597
Fortescue Metals Group Ltd.	4,850	16,326
Goodman Group (REIT)	6,175	40,169
GPT Group (REIT)	5,745	21,089
Harvey Norman Holdings Ltd.	2,514	7,186
Healthscope Ltd.	6,640	9,944
Incitec Pivot Ltd.	6,605	17,969
Insurance Australia Group Ltd.	8,396	48,507
LendLease Group (Units)	1,767	23,648
Macquarie Group Ltd.	1,148	91,692
Medibank Private Ltd.	9,713	21,740
Mirvac Group (REIT) (Units)	11,725	19,471
National Australia Bank Ltd.	9,467	209,002
Newcrest Mining Ltd.	2,674	40,321
Oil Search Ltd.	5,191	28,815
Orica Ltd.	1,156	15,862
Origin Energy Ltd.*	6,142	41,639
QBE Insurance Group Ltd.	4,837	36,048
Ramsay Health Care Ltd.	537	25,849
REA Group Ltd.	189	11,598
Santos Ltd.*	6,629	26,229
Scentre Group (REIT)	19,142	56,449
SEEK Ltd.	1,282	18,465
Sonic Healthcare Ltd.	1,256	22,195
South32 Ltd.	17,865	44,582
Stockland (REIT) (Units)	8,723	27,099
Suncorp Group Ltd.	4,552	46,890
Sydney Airport (Units)	4,456	23,118
TABCORP Holdings Ltd.	7,251	24,532
Telstra Corp., Ltd.	14,697	35,594
TPG Telecom Ltd.	1,032	4,374
Transurban Group (Units)	7,559	66,724
Treasury Wine Estates Ltd.	2,531	33,151
Vicinity Centres (REIT)	12,550	23,318
Wesfarmers Ltd.	3,938	126,268
Westfield Corp. (REIT)	7,094	46,443
Westpac Banking Corp.	11,905	264,034
Woodside Petroleum Ltd.	3,206	72,867
Woolworths Group Ltd.	4,658	94,482
(Cost $1,442,321)		3,472,166
Austria 0.3%
Andritz AG	284	15,894
Erste Group Bank AG*	1,012	51,235
OMV AG	483	28,293
Raiffeisen Bank International AG*	459	17,949
Voestalpine AG	360	18,957
(Cost $44,791)		132,328
Belgium 1.1%
Ageas	659	34,073
Anheuser-Busch InBev SA	2,686	295,116
Colruyt SA	199	10,988
Groupe Bruxelles Lambert SA	308	35,252
KBC Group NV	860	75,213
Proximus SA	606	18,820
Solvay SA	244	33,887
Telenet Group Holding NV*	215	14,384
UCB SA	415	33,913
Umicore SA	752	39,758
(Cost $174,608)		591,404
China 0.0%
Minth Group Ltd.	2,000	9,174
Yangzijiang Shipbuilding Holdings Ltd.	7,900	7,358
(Cost $16,428)		16,532
Denmark 1.8%
A P Moller-Maersk AS "A"	14	20,755
A P Moller-Maersk AS "B"	22	34,196
Carlsberg AS "B"	389	46,306
Chr Hansen Holding AS	328	28,263
Coloplast AS "B"	404	34,083
Danske Bank AS	2,557	95,193
DSV AS	704	55,220
Genmab AS*	192	41,192
H. Lundbeck AS	211	11,759
ISS AS	523	19,302
Novo Nordisk AS ''B"	6,566	323,515
Novozymes AS "B"	770	39,761
Orsted AS 144A	629	41,098
Pandora AS	375	40,514
TDC AS*	3,174	26,274
Tryg AS	376	8,794
Vestas Wind Systems AS	764	54,221
William Demant Holding AS*	457	16,971
(Cost $271,953)		937,417
Finland 1.0%
Elisa Oyj	457	20,697
Fortum Oyj	1,678	36,121
Kone Oyj "B"	1,211	60,469
Metso Oyj	458	14,421
Neste Oyj	456	31,762
Nokia Oyj	20,843	115,406
Nokian Renkaat Oyj	372	16,963
Orion Oyj "B"	421	12,904
Sampo Oyj "A"	1,554	86,850
Stora Enso Oyj "R"	1,825	33,627
UPM-Kymmene Oyj	1,913	71,134
Wartsila Oyj	1,518	33,551
(Cost $170,147)		533,905
France 10.3%
Accor SA	637	34,465
Aeroports de Paris	114	24,882
Air Liquide SA	1,477	181,282
Airbus SE	2,036	235,801
Alstom SA	580	26,175
Amundi SA 144A	230	18,536
Arkema	217	28,379
Atos SE	330	45,288
AXA SA	6,885	183,514
BioMerieux	153	12,622
BNP Paribas SA	3,936	292,233
Bollore SA	2,543	13,575
Bollore SA*	20	107
Bouygues SA	720	36,152
Bureau Veritas SA	997	25,912
Capgemini SE	545	68,136
Carrefour SA	2,060	42,747
Casino Guichard Perrachon SA	222	10,881
Cie Generale des Etablissements Michelin SCA	597	88,370
CNP Assurances	693	17,511
Compagnie de Saint-Gobain	1,730	91,603
Credit Agricole SA	3,853	62,788
Danone SA	2,120	171,651
Dassault Aviation SA	10	19,134
Dassault Systemes SE	468	63,740
Edenred	838	29,176
Eiffage SA	251	28,614
Electricite de France SA	1,858	27,027
Engie SA	6,432	107,562
Essilor International Cie Generale d'Optique SA	711	96,098
Eurazeo SA	171	15,753
Eutelsat Communications SA	636	12,647
Faurecia SA	291	23,590
Fonciere des Regions (REIT)	128	14,128
Gecina SA (REIT)	180	31,243
Getlink SE	1,493	21,336
Hermes International	114	67,650
Icade (REIT)	119	11,572
Iliad SA	83	17,208
Imerys SA	135	13,142
Ingenico Group SA	232	18,858
Ipsen SA	147	22,888
JC Decaux SA	245	8,532
Kering SA	264	126,520
Klepierre SA (REIT)	703	28,382
L'Oreal SA	886	200,281
Lagardere SCA	490	14,018
Legrand SA	961	75,397
LVMH Moet Hennessy Louis Vuitton SE	983	303,533
Natixis SA	3,215	26,456
Orange SA	6,834	116,291
Pernod Ricard SA	735	122,441
Peugeot SA	1,968	47,563
Publicis Groupe	729	50,865
Remy Cointreau SA	98	13,966
Renault SA	651	79,208
Rexel SA	1,134	19,232
Safran SA	1,159	123,080
Sanofi	3,994	321,065
Schneider Electric SE*	1,986	175,130
SCOR SE	645	26,444
SEB SA	87	16,636
Societe BIC SA	105	10,458
Societe Generale SA	2,648	144,174
Sodexo SA	320	32,205
Suez	1,336	19,354
Teleperformance	193	29,982
Thales SA	372	45,396
TOTAL SA	8,343	474,660
Ubisoft Entertainment SA*	280	23,684
Unibail-Rodamco SE (REIT) (b)	216	49,342
Unibail-Rodamco SE (REIT) (b)	127	29,112
Valeo SA	863	57,329
Veolia Environnement	1,665	39,495
VINCI SA	1,804	177,940
Vivendi SA	3,697	95,593
Wendel	81	12,652
(Cost $2,300,609)		5,490,392
Germany 8.9%
1&1 Drillisch AG	199	13,422
adidas AG	662	160,454
Allianz SE (Registered)	1,571	355,546
Axel Springer SE	198	16,580
BASF SE	3,225	327,928
Bayer AG (Registered)	2,908	329,213
Bayerische Motoren Werke (BMW) AG	1,178	127,709
Beiersdorf AG	357	40,462
Brenntag AG	528	31,441
Commerzbank AG*	3,830	49,787
Continental AG	386	106,795
Covestro AG 144A	581	57,407
Daimler AG (Registered)	3,370	286,161
Deutsche Bank AG (Registered) (c)	7,133	99,583
Deutsche Boerse AG	667	90,855
Deutsche Lufthansa AG (Registered)	859	27,529
Deutsche Post AG (Registered)	3,385	148,171
Deutsche Telekom AG (Registered)	11,624	189,752
Deutsche Wohnen SE	1,261	58,885
E.ON SE	7,984	88,982
Evonik Industries AG	500	17,647
Fraport AG	164	16,208
Fresenius Medical Care AG & Co. KGaA	736	75,157
Fresenius SE & Co. KGaA	1,476	113,013
GEA Group AG	637	27,025
Hannover Rueck SE	193	26,358
HeidelbergCement AG	532	52,393
Henkel AG & Co. KGaA	365	46,061
HOCHTIEF AG	70	13,082
HUGO BOSS AG	219	19,120
Infineon Technologies AG	3,886	104,505
Innogy SE 144A	451	21,385
K+S AG (Registered)	573	16,556
KION Group AG	249	23,265
LANXESS AG	286	21,906
Linde AG*	747	157,411
MAN SE	101	11,779
Merck KGaA	451	43,368
METRO AG	720	12,768
MTU Aero Engines AG	168	28,295
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	534	124,240
OSRAM Licht AG	349	25,704
ProSiebenSat.1 Media SE	753	26,218
RWE AG*	1,753	43,534
SAP SE	3,459	361,974
Siemens AG (Registered)	2,694	344,278
Siemens Healthineers AG 144A*	526	21,612
Symrise AG	412	33,190
Telefonica Deutschland Holding AG	3,069	14,450
ThyssenKrupp AG	1,518	39,670
TUI AG	1,697	36,428
Uniper SE	771	23,458
United Internet AG (Registered)	401	25,283
Volkswagen AG	112	22,495
Vonovia SE	1,773	87,952
Wirecard AG	424	50,335
Zalando SE 144A*	441	24,109
(Cost $1,934,310)		4,758,894
Hong Kong 3.4%
AIA Group Ltd.	42,481	364,723
ASM Pacific Technology Ltd.	1,100	15,602
Bank of East Asia Ltd.	4,852	19,405
BOC Hong Kong (Holdings) Ltd.	13,321	65,369
CK Asset Holdings Ltd.	9,348	79,000
CK Hutchison Holdings Ltd.	9,348	112,594
CK Infrastructure Holdings Ltd.	2,500	20,504
CLP Holdings Ltd.	5,774	58,958
First Pacific Co., Ltd.	10,000	5,460
Galaxy Entertainment Group Ltd.	8,497	78,186
Hang Lung Group Ltd.	3,000	9,838
Hang Lung Properties Ltd.	7,000	16,392
Hang Seng Bank Ltd.	2,600	60,505
Henderson Land Development Co., Ltd.	3,888	25,545
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	5,991	5,786
HKT Trust & HKT Ltd. "SS", (Units)	13,920	17,513
Hong Kong & China Gas Co., Ltd.	30,395	62,539
Hong Kong Exchanges & Clearing Ltd.	4,213	138,841
Hongkong Land Holdings Ltd.	4,400	30,388
Hysan Development Co., Ltd.	1,773	9,409
Jardine Matheson Holdings Ltd.	700	43,252
Jardine Strategic Holdings Ltd.	700	26,940
Kerry Properties Ltd.	2,000	9,060
Kingston Financial Group Ltd.	16,000	7,268
Li & Fung Ltd.	22,240	10,966
Link (REIT)	7,653	65,599
Melco Resorts & Entertainment Ltd. (ADR)	783	22,691
MGM China Holdings Ltd.	3,897	10,166
MTR Corp., Ltd.	5,804	31,319
New World Development Co., Ltd.	20,104	28,622
NWS Holdings Ltd.	6,991	12,754
PCCW Ltd.	19,000	11,033
Power Assets Holdings Ltd.	5,000	44,773
Shangri-La Asia Ltd.	4,000	8,126
Sino Land Co., Ltd.	11,011	17,928
SJM Holdings Ltd.	8,000	6,996
Sun Hung Kai Properties Ltd.	4,688	74,597
Swire Pacific Ltd. "A"	2,000	20,283
Swire Properties Ltd.	4,800	16,879
Techtronic Industries Co., Ltd.	4,999	29,551
WH Group Ltd. 144A	29,259	31,319
Wharf Holdings Ltd.	4,750	16,463
Wharf Real Estate Investment Co., Ltd.*	3,750	24,467
Wheelock & Co., Ltd.	3,000	22,057
Yue Yuen Industrial (Holdings) Ltd.	2,500	9,994
(Cost $747,916)		1,799,660
Ireland 0.8%
AIB Group PLC	3,143	18,904
Bank of Ireland Group PLC*	3,067	26,815
CRH PLC (b)	38	1,290
CRH PLC (b)	2,900	97,865
DCC PLC	316	29,146
James Hardie Industries SE (CDI)	1,472	26,089
Kerry Group PLC "A" (b)	50	5,076
Kerry Group PLC "A" (b)	534	53,913
Paddy Power Betfair PLC	288	29,547
Shire PLC	3,184	158,598
(Cost $280,134)		447,243
Isle Of Man 0.0%
GVC Holdings PLC (Cost $25,618)	1,951	25,168
Israel 0.5%
Azrieli Group Ltd.	194	9,310
Bank Hapoalim BM	3,300	22,653
Bank Leumi Le-Israel BM	5,249	31,674
Bezeq Israeli Telecommunication Corp., Ltd.	8,053	10,274
Check Point Software Technologies Ltd.* (d)	463	45,995
Elbit Systems Ltd.	91	10,949
Frutarom Industries Ltd.	152	13,974
Israel Chemicals Ltd.	2,347	9,916
Israel Discount Bank "A"*	1	2
Mizrahi Tefahot Bank Ltd.	378	7,230
Nice Ltd.	237	22,101
Teva Pharmaceutical Industries Ltd. (ADR)	3,208	54,825
(Cost $274,337)		238,903
Italy 2.1%
Assicurazioni Generali SpA	4,211	81,032
Atlantia SpA	1,600	49,764
Davide Campari-Milano SpA	2,195	16,609
Enel SpA	28,676	175,991
Eni SpA	8,862	156,073
Ferrari NV (b)	115	13,817
Ferrari NV (b) (e)	324	39,049
Intesa Sanpaolo (RSP)	3,841	14,556
Intesa Sanpaolo SpA	47,473	173,013
Leonardo SpA	1,392	16,090
Luxottica Group SpA	597	37,129
Mediobanca Banca di Credito Finanziario SpA	2,247	26,426
Poste Italiane SpA 144A	2,089	19,108
Prysmian SpA	813	25,573
Recordati SpA	409	15,103
Snam SpA	7,841	36,034
Telecom Italia SpA*	39,738	37,736
Telecom Italia SpA (RSP)	23,560	19,635
Terna - Rete Elettrica Nationale SpA	4,525	26,444
UniCredit SpA*	7,045	147,344
UnipolSai Assicurazioni SpA	3,274	7,792
(Cost $644,342)		1,134,318
Japan 24.0%
ABC-Mart, Inc.	100	6,597
Acom Co., Ltd.*	1,500	6,742
Aeon Co., Ltd.	2,100	37,341
AEON Financial Service Co., Ltd.	430	9,995
AEON Mall Co., Ltd.	500	10,544
Air Water, Inc.	553	10,830
Aisin Seiki Co., Ltd.	600	32,824
Ajinomoto Co., Inc.	1,900	34,558
Alfresa Holdings Corp.	700	15,769
Alps Electric Co., Ltd.	800	19,884
Amada Holdings Co., Ltd.	1,000	12,191
ANA Holdings, Inc.	400	15,532
Aozora Bank Ltd.	500	20,098
Asahi Glass Co., Ltd.	700	29,600
Asahi Group Holdings Ltd.	1,400	75,520
Asahi Kasei Corp.	4,500	60,186
ASICS Corp.	600	11,235
Astellas Pharma, Inc.	7,200	110,339
Bandai Namco Holdings, Inc.	650	21,008
Benesse Holdings, Inc.	300	10,907
Bridgestone Corp.	2,300	101,192
Brother Industries Ltd.	900	20,948
Calbee, Inc.	300	10,204
Canon, Inc.	3,800	139,001
Casio Computer Co., Ltd.	700	10,352
Central Japan Railway Co.	500	95,409
Chubu Electric Power Co., Inc.	2,400	34,468
Chugai Pharmaceutical Co., Ltd.	800	40,560
Chugoku Electric Power Co., Inc.	1,200	14,665
Coca-Cola Bottlers Japan Holdings, Inc.	400	16,595
Concordia Financial Group Ltd.	3,900	22,054
Credit Saison Co., Ltd.	700	11,710
CYBERDYNE, Inc.*	400	5,721
Dai Nippon Printing Co., Ltd.	1,000	20,793
Dai-ichi Life Holdings, Inc.	3,700	68,552
Daicel Corp.	1,000	11,015
Daifuku Co., Ltd.	300	17,865
Daiichi Sankyo Co., Ltd.	2,000	66,945
Daikin Industries Ltd.	900	99,961
Daito Trust Construction Co., Ltd.	200	34,147
Daiwa House Industry Co., Ltd.	2,000	77,133
Daiwa House REIT Investment Corp. (REIT)	5	12,094
Daiwa Securities Group, Inc.	5,000	32,204
DeNA Co., Ltd.	400	7,287
Denso Corp.	1,700	93,512
Dentsu, Inc.	700	30,913
Disco Corp.	100	21,492
Don Quijote Holdings Co., Ltd.	400	23,012
East Japan Railway Co.	1,139	106,797
Eisai Co., Ltd.	900	57,984
Electric Power Development Co., Ltd.	600	15,514
FamilyMart UNY Holdings Co., Ltd.	300	25,050
FANUC Corp.	700	178,740
Fast Retailing Co., Ltd.	200	81,177
Fuji Electric Co., Ltd.	2,000	13,792
Fujifilm Holdings Corp.	1,400	56,098
Fujitsu Ltd.	7,000	42,505
Fukuoka Financial Group, Inc.	3,000	16,495
Hakuhodo Dy Holdings, Inc.	1,000	13,816
Hamamatsu Photonics KK	500	19,174
Hankyu Hanshin Holdings, Inc.	800	29,991
Hikari Tsushin, Inc.	100	16,169
Hino Motors Ltd.	1,000	13,001
Hirose Electric Co., Ltd.	105	14,536
Hisamitsu Pharmaceutical Co., Inc.	200	15,475
Hitachi Chemical Co., Ltd.	400	8,902
Hitachi Construction Machinery Co., Ltd.	400	15,600
Hitachi High-Technologies Corp.	200	9,554
Hitachi Ltd.	17,000	123,664
Hitachi Metals Ltd.	700	8,217
Honda Motor Co., Ltd.	6,000	207,672
Hoshizaki Corp.	200	17,863
Hoya Corp.	1,400	70,788
Hulic Co., Ltd.	1,200	13,098
Idemitsu Kosan Co., Ltd.	500	19,096
IHI Corp.	600	18,739
Iida Group Holdings Co., Ltd.	500	9,333
INPEX Corp.	3,300	41,295
Isetan Mitsukoshi Holdings Ltd.	1,320	14,589
Isuzu Motors Ltd.	2,100	32,276
Itochu Corp.	5,100	99,744
J. Front Retailing Co., Ltd.	1,000	16,933
Japan Airlines Co., Ltd.	500	20,364
Japan Airport Terminal Co., Ltd.	200	7,777
Japan Exchange Group, Inc.	1,700	31,976
Japan Post Bank Co., Ltd.	1,400	19,007
Japan Post Holdings Co., Ltd.	5,300	64,424
Japan Prime Realty Investment Corp. (REIT)	3	10,873
Japan Real Estate Investment Corp. (REIT)	4	20,764
Japan Retail Fund Investment Corp. (REIT)	8	15,550
Japan Tobacco, Inc.	3,800	108,920
JFE Holdings, Inc.	1,825	36,883
JGC Corp.	800	17,438
JSR Corp.	600	13,550
JTEKT Corp.	900	13,249
JXTG Holdings, Inc.	10,450	64,148
Kajima Corp.	3,000	28,210
Kakaku.com, Inc.	500	8,837
Kamigumi Co., Ltd.	500	11,187
Kaneka Corp.	1,000	10,007
Kansai Electric Power Co., Inc.	2,300	30,094
Kansai Paint Co., Ltd.	800	18,712
Kao Corp.	1,700	128,257
Kawasaki Heavy Industries Ltd.	400	12,946
KDDI Corp.	6,300	162,487
Keihan Holdings Co., Ltd.	400	12,415
Keikyu Corp.	800	14,094
Keio Corp.	400	17,251
Keisei Electric Railway Co., Ltd.	500	15,398
Keyence Corp.	300	188,160
Kikkoman Corp.	500	20,274
Kintetsu Group Holdings Co., Ltd.	690	27,144
Kirin Holdings Co., Ltd.	3,000	80,121
Kobe Steel Ltd.*	1,200	11,919
Koito Manufacturing Co., Ltd.	358	25,141
Komatsu Ltd.	3,300	110,367
Konami Holdings Corp.	300	15,230
Konica Minolta, Inc.	1,800	15,268
Kose Corp.	100	21,074
Kubota Corp.	3,600	63,226
Kuraray Co., Ltd.	1,100	19,146
Kurita Water Industries Ltd.	400	12,954
Kyocera Corp.	1,100	62,143
Kyowa Hakko Kirin Co., Ltd.	910	19,869
Kyushu Electric Power Co., Inc.	1,500	18,130
Kyushu Financial Group, Inc.	1,600	8,017
Kyushu Railway Co.	500	15,640
Lawson, Inc.	200	13,680
LINE Corp.*	200	7,959
Lion Corp.	800	16,451
LIXIL Group Corp.	1,048	23,262
M3, Inc.	700	32,258
Mabuchi Motor Co., Ltd.	200	9,979
Makita Corp.	800	39,576
Marubeni Corp.	5,700	41,642
Marui Group Co., Ltd.	700	14,140
Maruichi Steel Tube Ltd.	200	6,101
Mazda Motor Corp.	1,900	25,477
McDonald's Holdings Co. (Japan), Ltd.	200	9,464
Mebuki Financial Group, Inc.	4,000	15,564
Medipal Holdings Corp.	600	12,541
MEIJI Holdings Co., Ltd.	400	30,753
Minebea Mitsumi, Inc.	1,300	28,051
MISUMI Group, Inc.	900	24,988
Mitsubishi Chemical Holdings Corp.	5,200	50,645
Mitsubishi Corp.	5,300	142,650
Mitsubishi Electric Corp.	6,800	110,515
Mitsubishi Estate Co., Ltd.	4,300	71,713
Mitsubishi Gas Chemical Co., Inc.	700	16,958
Mitsubishi Heavy Industries Ltd.	1,100	42,422
Mitsubishi Materials Corp.	400	11,944
Mitsubishi Motors Corp.	2,500	17,930
Mitsubishi Tanabe Pharma Corp.	900	18,015
Mitsubishi UFJ Financial Group, Inc.	41,900	278,078
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,400	8,395
Mitsui & Co., Ltd.	6,000	103,542
Mitsui Chemicals, Inc.	700	22,285
Mitsui Fudosan Co., Ltd.	3,200	77,338
Mitsui O.S.K Lines Ltd.	400	11,373
Mixi, Inc.	200	7,505
Mizuho Financial Group, Inc.	85,190	154,997
MS&AD Insurance Group Holdings, Inc.	1,700	53,004
Murata Manufacturing Co., Ltd.	700	96,708
Nabtesco Corp.	425	16,614
Nagoya Railroad Co., Ltd.	700	17,859
NEC Corp.	990	27,873
Nexon Co., Ltd.*	1,400	23,983
NGK Insulators Ltd.	1,000	17,279
NGK Spark Plug Co., Ltd.	600	14,512
NH Foods Ltd.	500	20,526
Nidec Corp.	800	123,558
Nikon Corp.	1,200	21,758
Nintendo Co., Ltd.	400	178,957
Nippon Building Fund, Inc. (REIT)	5	27,694
Nippon Electric Glass Co., Ltd.	300	8,765
Nippon Express Co., Ltd.	300	19,908
Nippon Paint Holdings Co., Ltd.	500	18,407
Nippon Prologis REIT, Inc. (REIT)	6	12,978
Nippon Steel & Sumitomo Metal Corp.	2,800	61,479
Nippon Telegraph & Telephone Corp.	2,476	115,229
Nippon Yusen Kabushiki Kaisha	600	11,791
Nissan Chemical Industries Ltd.	400	16,624
Nissan Motor Co., Ltd.	8,000	82,941
Nisshin Seifun Group, Inc.	800	15,900
Nissin Foods Holdings Co., Ltd.	200	13,909
Nitori Holdings Co., Ltd.	300	52,553
Nitto Denko Corp.	600	45,466
NOK Corp.	400	7,810
Nomura Holdings, Inc.	12,400	72,443
Nomura Real Estate Holdings, Inc.	500	11,744
Nomura Real Estate Master Fund, Inc. (REIT)	15	20,881
Nomura Research Institute Ltd.	500	23,667
NSK Ltd.	1,500	20,238
NTT Data Corp.	2,400	25,165
NTT DoCoMo, Inc.	4,900	125,057
Obayashi Corp.	2,100	23,145
Obic Co., Ltd.	200	16,826
Odakyu Electric Railway Co., Ltd.	900	18,338
Oji Holdings Corp.	3,000	19,381
Olympus Corp.	1,000	38,143
Omron Corp.	700	41,145
Ono Pharmaceutical Co., Ltd.	1,500	48,255
Oracle Corp.	100	8,295
Oriental Land Co., Ltd.	700	71,748
ORIX Corp.	4,500	81,019
Osaka Gas Co., Ltd.	1,400	27,835
Otsuka Corp.	400	20,419
Otsuka Holdings Co., Ltd.	1,322	66,365
Panasonic Corp.	7,714	110,640
Park24 Co., Ltd.	300	8,172
Persol Holdings Co., Ltd.	700	20,329
Pola Orbis Holdings, Inc.	300	12,554
Rakuten, Inc.	3,000	24,842
Recruit Holdings Co., Ltd.	3,800	94,678
Renesas Electronics Corp.*	2,500	25,196
Resona Holdings, Inc.	7,700	41,388
Ricoh Co., Ltd.	2,400	23,663
Rinnai Corp.	100	9,530
ROHM Co., Ltd.	300	28,485
Ryohin Keikaku Co., Ltd.	100	33,521
Sankyo Co., Ltd.	100	3,490
Santen Pharmaceutical Co., Ltd.	1,400	23,456
SBI Holdings, Inc.	644	15,168
Secom Co., Ltd.	700	52,075
Sega Sammy Holdings, Inc.	700	11,371
Seibu Holdings, Inc.	900	15,810
Seiko Epson Corp.	800	13,792
Sekisui Chemical Co., Ltd.	1,300	22,828
Sekisui House Ltd.	2,000	36,742
Seven & I Holdings Co., Ltd.	2,700	116,029
Seven Bank Ltd.	2,600	8,352
Sharp Corp.*	400	12,006
Shimadzu Corp.	800	22,098
Shimamura Co., Ltd.	100	12,445
Shimano, Inc.	300	43,398
Shimizu Corp.	2,200	19,653
Shin-Etsu Chemical Co., Ltd.	1,300	135,924
Shinsei Bank Ltd.	700	10,890
Shionogi & Co., Ltd.	1,000	52,072
Shiseido Co., Ltd.	1,300	84,100
Showa Shell Sekiyu KK	600	8,220
SMC Corp.	200	81,869
SoftBank Group Corp.	2,900	216,837
Sohgo Security Services Co., Ltd.	300	14,739
Sompo Holdings, Inc.	1,200	48,542
Sony Corp.	4,400	214,924
Sony Financial Holdings, Inc.	700	12,832
Stanley Electric Co., Ltd.	500	18,876
Start Today Co., Ltd.	600	15,686
Subaru Corp.	2,182	72,283
SUMCO Corp.	900	23,597
Sumitomo Chemical Co., Ltd.	5,000	29,151
Sumitomo Corp.	4,000	67,150
Sumitomo Dainippon Pharma Co., Ltd.	600	10,059
Sumitomo Electric Industries Ltd.	2,600	39,766
Sumitomo Heavy Industries Ltd.	400	15,356
Sumitomo Metal Mining Co., Ltd.	900	37,399
Sumitomo Mitsui Financial Group, Inc.	4,691	198,935
Sumitomo Mitsui Trust Holdings, Inc.	1,110	45,514
Sumitomo Realty & Development Co., Ltd.	1,000	37,462
Sumitomo Rubber Industries Ltd.	700	12,939
Sundrug Co., Ltd.	300	14,030
Suntory Beverage & Food Ltd.	500	24,416
Suzuken Co., Ltd.	300	12,649
Suzuki Motor Corp.	1,200	65,161
Sysmex Corp.	500	46,145
T&D Holdings, Inc.	1,700	27,170
Taiheiyo Cement Corp.	400	14,480
Taisei Corp.	700	35,906
Taisho Pharmaceutical Holdings Co., Ltd.	100	9,888
Taiyo Nippon Sanso Corp.	600	9,084
Takashimaya Co., Ltd.	1,000	9,628
Takeda Pharmaceutical Co., Ltd.	2,500	121,707
TDK Corp.	400	35,673
Teijin Ltd.	600	11,417
Terumo Corp.	1,100	57,393
The Bank of Kyoto Ltd.	200	11,347
The Chiba Bank Ltd.	2,000	16,348
The Hachijuni Bank Ltd.	1,358	7,398
The Shizuoka Bank Ltd.	2,000	19,246
The Suruga Bank Ltd.	700	9,836
THK Co., Ltd.	400	16,733
Tobu Railway Co., Ltd.	700	21,435
Toho Co., Ltd.	400	13,306
Toho Gas Co., Ltd.	300	9,387
Tohoku Electric Power Co., Inc.	1,700	23,090
Tokio Marine Holdings, Inc.	2,400	109,064
Tokyo Electric Power Co. Holdings, Inc.*	5,800	22,745
Tokyo Electron Ltd.	600	110,659
Tokyo Gas Co., Ltd.	1,300	34,713
Tokyo Tatemono Co., Ltd.	800	12,140
Tokyu Corp.	1,800	28,348
Tokyu Fudosan Holdings Corp.	1,900	13,700
Toppan Printing Co., Ltd.	2,000	16,429
Toray Industries, Inc.	5,000	47,621
Toshiba Corp.*	23,000	66,795
Tosoh Corp.	1,100	21,811
TOTO Ltd.	500	26,221
Toyo Seikan Kaisha Ltd.	600	8,946
Toyo Suisan Kaisha Ltd.	300	11,906
Toyoda Gosei Co., Ltd.	300	6,948
Toyota Industries Corp.	600	36,301
Toyota Motor Corp.	9,200	598,990
Toyota Tsusho Corp.	700	23,684
Trend Micro, Inc.	400	23,573
Tsuruha Holdings, Inc.	100	14,413
Unicharm Corp.	1,500	43,468
United Urban Investment Corp. (REIT)	12	18,769
USS Co., Ltd.	900	18,497
West Japan Railway Co.	600	42,562
Yahoo! Japan Corp.	4,500	21,092
Yakult Honsha Co., Ltd.	300	22,484
Yamada Denki Co., Ltd.	2,500	15,196
Yamaguchi Financial Group, Inc.	1,000	12,389
Yamaha Corp.	600	26,241
Yamaha Motor Co., Ltd.	1,000	29,867
Yamato Holdings Co., Ltd.	1,200	30,142
Yamazaki Baking Co., Ltd.	600	12,577
Yaskawa Electric Corp.	900	41,483
Yokogawa Electric Corp.	900	18,270
Yokohama Rubber Co., Ltd.	450	10,456
(Cost $5,797,004)		12,794,413
Luxembourg 0.3%
ArcelorMittal*	2,290	72,947
Eurofins Scientific SE	40	21,189
Millicom International Cellular SA (SDR)	197	13,482
RTL Group SA	147	12,212
SES SA (FDR)	1,283	17,450
Tenaris SA	1,621	27,944
(Cost $126,544)		165,224
Macau 0.1%
Sands China Ltd.	8,419	45,877
Wynn Macau Ltd.	5,581	20,537
(Cost $19,615)		66,414
Mexico 0.0%
Fresnillo PLC (Cost $11,265)	857	15,222
Netherlands 4.6%
ABN AMRO Group NV (CVA) 144A	1,427	42,944
Aegon NV	5,920	39,918
AerCap Holdings NV* (e)	439	22,266
Akzo Nobel NV	862	81,601
Altice NV "A"*	1,958	16,234
ASML Holding NV	1,362	270,679
Boskalis Westminster NV	356	10,443
EXOR NV	373	26,516
Heineken Holding NV	401	41,285
Heineken NV	909	97,942
ING Groep NV	13,513	228,969
Koninklijke (Royal) KPN NV	12,048	36,258
Koninklijke Ahold Delhaize NV	4,581	108,873
Koninklijke DSM NV	652	64,939
Koninklijke Philips NV	3,270	125,354
Koninklijke Vopak NV	283	13,929
NN Group NV	1,052	46,797
NXP Semiconductors NV* (d)	1,247	145,899
QIAGEN NV*	825	26,654
Randstad Holding NV	387	25,581
Royal Dutch Shell PLC "A"	16,013	503,695
Royal Dutch Shell PLC "B"	13,208	423,516
Wolters Kluwer NV	975	51,807
(Cost $1,332,640)		2,452,099
New Zealand 0.2%
Auckland International Airport Ltd.	3,880	17,203
Fisher & Paykel Healthcare Corp., Ltd.	2,174	20,777
Fletcher Building Ltd.	2,711	11,854
Mercury NZ Ltd.	2,647	6,179
Meridian Energy Ltd.	3,728	7,708
Ryman Healthcare Ltd.	1,117	8,589
Spark New Zealand Ltd.	7,230	17,533
(Cost $53,059)		89,843
Norway 0.7%
DnB ASA	3,538	68,757
Gjensidige Forsikring ASA	776	14,219
Marine Harvest ASA	1,368	27,580
Norsk Hydro ASA	4,490	26,313
Orkla ASA	2,641	28,356
Schibsted ASA "B"	403	10,308
Statoil ASA	4,051	95,710
Telenor ASA	2,628	59,394
Yara International ASA	627	26,485
(Cost $113,996)		357,122
Portugal 0.1%
EDP - Energias de Portugal SA	7,804	29,734
Galp Energia, SGPS, SA	1,616	30,455
Jeronimo Martins, SGPS, SA	995	18,178
(Cost $45,229)		78,367
Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	9,700	19,527
CapitaLand Commercial Trust (REIT)	9,676	13,558
CapitaLand Ltd.	8,125	22,310
CapitaLand Mall Trust (REIT)	9,670	15,420
City Developments Ltd.	1,500	14,966
ComfortDelGro Corp., Ltd.	7,500	11,769
DBS Group Holdings Ltd.	6,259	133,583
Genting Singapore PLC	17,995	14,925
Golden Agri-Resources Ltd.	32,073	8,596
Hutchison Port Holdings Trust (Units)	17,400	5,148
Jardine Cycle & Carriage Ltd.	404	10,692
Keppel Corp., Ltd.	4,849	29,009
Oversea-Chinese Banking Corp., Ltd.	10,954	108,022
SATS Ltd.	2,500	9,831
Sembcorp Industries Ltd.	4,449	10,632
Singapore Airlines Ltd.	1,970	16,389
Singapore Exchange Ltd.	2,500	14,139
Singapore Press Holdings Ltd.	6,858	13,227
Singapore Technologies Engineering Ltd.	4,900	13,517
Singapore Telecommunications Ltd.	27,901	71,929
StarHub Ltd.	1,800	3,162
Suntec Real Estate Investment Trust (REIT)	9,800	14,207
United Overseas Bank Ltd.	4,722	99,770
UOL Group Ltd.	1,661	10,890
Wilmar International Ltd.	6,600	16,121
(Cost $296,701)		701,339
South Africa 0.1%
Mediclinic International PLC	1,519	12,816
Mondi PLC	1,307	35,193
(Cost $47,068)		48,009
Spain 3.1%
Abertis Infraestructuras SA	2,501	56,036
ACS, Actividades de Construccion y Servicios SA	811	31,707
Aena SME SA 144A	228	46,064
Amadeus IT Group SA	1,527	113,070
Banco Bilbao Vizcaya Argentaria SA	23,635	187,528
Banco de Sabadell SA	18,577	38,025
Banco Santander SA	56,726	371,029
Bankia SA	3,961	17,798
Bankinter SA	2,126	21,862
CaixaBank SA	12,937	61,682
Enagas SA	894	24,512
Endesa SA	1,138	25,119
Ferrovial SA	1,636	34,270
Gas Natural SDG SA	1,276	30,413
Grifols SA	989	28,044
Iberdrola SA	20,335	150,004
Industria de Diseno Textil SA	3,819	119,614
Mapfre SA	4,286	14,305
Red Electrica Corp. SA	1,404	28,913
Repsol SA	4,279	76,120
Siemens Gamesa Renewable Energy SA	944	15,201
Telefonica SA	16,700	165,598
(Cost $970,348)		1,656,914
Sweden 2.6%
Alfa Laval AB	976	23,143
Assa Abloy AB "B"	3,397	73,410
Atlas Copco AB "A"	2,393	104,047
Atlas Copco AB "B"	1,387	54,199
Boliden AB	892	31,391
Electrolux AB "B"	784	24,722
Essity AB "B"*	2,208	61,066
Getinge AB "B"	949	10,800
Hennes & Mauritz AB "B"	3,162	47,497
Hexagon AB "B"	917	54,637
Husqvarna AB "B"	1,608	15,524
ICA Gruppen AB	339	12,014
Industrivarden AB "C"	686	15,974
Investor AB "B"	1,594	70,716
Kinnevik AB "B"	761	27,450
L E Lundbergforetagen AB "B"	124	8,900
Lundin Petroleum AB*	772	19,407
Nordea Bank AB	10,341	110,511
Sandvik AB	4,072	74,575
Securitas AB "B"	1,251	21,308
Skandinaviska Enskilda Banken AB "A"	5,429	57,039
Skanska AB "B"	1,292	26,499
SKF AB "B"	1,220	25,007
Svenska Handelsbanken AB "A"	5,478	68,610
Swedbank AB "A"	3,061	68,696
Swedish Match AB	592	26,851
Tele2 AB "B"	1,463	17,601
Telefonaktiebolaget LM Ericsson "B"	10,475	66,742
Telia Co. AB	9,668	45,552
Volvo AB "B"	5,451	100,087
(Cost $430,227)		1,363,975
Switzerland 8.2%
ABB Ltd. (Registered)	6,475	154,114
Adecco Group AG (Registered)	567	40,384
Baloise Holding AG (Registered)	187	28,622
Barry Callebaut AG (Registered)	8	15,638
Chocoladefabriken Lindt & Spruengli AG	4	24,820
Cie Financiere Richemont SA (Registered)	1,839	165,409
Clariant AG (Registered)*	894	21,350
Coca-Cola HBC AG (CDI)*	584	21,549
Credit Suisse Group AG (Registered)*	8,573	144,257
Dufry AG (Registered)*	140	18,375
EMS-Chemie Holding AG (Registered)	34	21,506
Ferguson PLC	846	63,844
Geberit AG (Registered)	132	58,351
Givaudan SA (Registered)	33	75,159
Glencore PLC*	43,086	213,229
Julius Baer Group Ltd.*	782	48,195
Kuehne + Nagel International AG (Registered)	194	30,559
LafargeHolcim Ltd. (Registered)* (b)	453	24,797
LafargeHolcim Ltd. (Registered)* (b)	1,125	61,410
Lonza Group AG (Registered)*	273	64,615
Nestle SA (Registered)	10,973	867,485
Novartis AG (Registered)	7,834	632,370
Pargesa Holding SA (Bearer)	110	9,762
Partners Group Holding AG	61	45,475
Roche Holding AG (Genusschein)	2,470	566,949
Schindler Holding AG	135	29,175
Schindler Holding AG (Registered)	73	15,311
SGS SA (Registered)	19	46,698
Sika AG (Bearer)	7	55,001
Sonova Holding AG (Registered)	189	30,022
STMicroelectronics NV	2,276	50,564
Straumann Holding AG (Registered)	40	25,306
Swatch Group AG (Bearer)	108	47,785
Swatch Group AG (Registered)	190	15,924
Swiss Life Holding AG (Registered)*	110	39,282
Swiss Prime Site AG (Registered)*	260	25,137
Swiss Re AG	1,094	111,490
Swisscom AG (Registered)	93	46,175
UBS Group AG (Registered)*	13,056	229,631
Vifor Pharma AG	158	24,382
Zurich Insurance Group AG*	533	175,331
(Cost $1,614,284)		4,385,438
United Kingdom 14.8%
3i Group PLC	3,387	40,941
Admiral Group PLC	792	20,517
Anglo American PLC	4,597	106,743
Antofagasta PLC	1,544	19,917
Ashtead Group PLC	1,772	48,548
Associated British Foods PLC	1,261	44,134
AstraZeneca PLC	4,449	305,184
Auto Trader Group PLC 144A	3,851	18,989
Aviva PLC	13,599	94,961
Babcock International Group PLC	908	8,552
BAE Systems PLC	11,023	90,258
Barclays PLC	59,789	174,200
Barratt Developments PLC	3,351	25,066
Berkeley Group Holdings PLC	470	24,963
BP PLC	69,685	469,256
British American Tobacco PLC	8,070	467,362
British Land Co. PLC (REIT)	3,550	32,096
BT Group PLC	29,956	95,732
Bunzl PLC	1,127	33,234
Burberry Group PLC	1,431	34,053
Capita PLC	2,758	5,578
Carnival PLC	664	42,748
Centrica PLC	20,397	40,713
CNH Industrial NV	3,594	44,433
Cobham PLC*	9,411	16,267
Coca-Cola European Partners PLC	863	35,927
Compass Group PLC	5,643	115,195
ConvaTec Group PLC 144A	4,849	13,629
Croda International PLC	419	26,884
Diageo PLC	8,869	299,444
Direct Line Insurance Group PLC	5,194	27,852
easyJet PLC	590	13,352
Experian PLC	3,343	72,235
Fiat Chrysler Automobiles NV (b) (e)	2,999	61,540
Fiat Chrysler Automobiles NV* (b)	673	13,711
G4S PLC	4,855	16,915
GKN PLC	5,631	36,658
GlaxoSmithKline PLC	17,267	336,493
Hammerson PLC (REIT)	2,640	19,925
Hargreaves Lansdown PLC	1,015	23,313
HSBC Holdings PLC	70,213	656,642
IMI PLC	1,053	16,030
Imperial Brands PLC	3,307	112,542
InterContinental Hotels Group PLC	627	37,546
International Consolidated Airlines Group SA	2,524	21,907
Intertek Group PLC	580	38,013
Investec PLC	2,590	20,062
ITV PLC	11,638	23,622
J Sainsbury PLC	5,636	18,859
John Wood Group PLC	2,324	17,641
Johnson Matthey PLC	686	29,384
Kingfisher PLC	7,108	29,269
Land Securities Group PLC (REIT)	2,455	32,398
Legal & General Group PLC	20,430	74,190
Lloyds Banking Group PLC	251,846	228,801
London Stock Exchange Group PLC	1,115	64,713
Marks & Spencer Group PLC	4,989	18,962
Meggitt PLC	3,057	18,577
Merlin Entertainments PLC 144A	2,768	13,465
Micro Focus International PLC	1,546	21,465
National Grid PLC	11,832	132,883
Next PLC	489	32,642
Old Mutual PLC	17,414	58,678
Pearson PLC	2,735	28,799
Persimmon PLC	1,041	37,054
Prudential PLC	9,072	227,291
Randgold Resources Ltd.	308	25,472
Reckitt Benckiser Group PLC	2,342	198,545
RELX NV	3,245	67,324
RELX PLC	3,667	75,508
Rio Tinto Ltd.	1,432	80,884
Rio Tinto PLC	4,224	213,704
Rolls-Royce Holdings PLC*	5,951	73,037
Royal Bank of Scotland Group PLC*	12,439	45,298
Royal Mail PLC	2,889	21,947
RSA Insurance Group PLC	3,848	34,050
Schroders PLC	417	18,720
Segro PLC (REIT)	3,713	31,387
Severn Trent PLC	724	18,708
Sky PLC	3,608	65,764
Smith & Nephew PLC	3,090	57,835
Smiths Group PLC	1,292	27,547
SSE PLC	3,535	63,347
St. James's Place PLC	2,011	30,768
Standard Chartered PLC	11,713	117,517
Standard Life Aberdeen PLC	9,585	48,539
Taylor Wimpey PLC	12,495	32,353
Tesco PLC	33,211	96,176
The Sage Group PLC	3,645	32,796
The Weir Group PLC	683	19,169
Travis Perkins PLC	984	17,071
Unilever NV (CVA)	5,734	322,497
Unilever PLC	4,363	241,677
United Utilities Group PLC	2,429	24,338
Vodafone Group PLC	93,419	255,285
Whitbread PLC	624	32,427
WM Morrison Supermarkets PLC	7,081	21,254
WPP PLC	4,326	68,766
(Cost $4,316,497)		7,908,663
Total Common Stocks (Cost $23,501,991)		51,661,372
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	169	15,836
Fuchs Petrolub SE	280	15,210
Henkel AG & Co. KGaA	615	80,991
Porsche Automobil Holding SE	526	43,841
Schaeffler AG	595	9,189
Volkswagen AG	644	128,511
Total Preferred Stocks (Cost $81,583)		293,578
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.64% (f) (Cost $743,252)	743,252	743,252
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $24,326,826)	98.7	52,698,202
Other Assets and Liabilities, Net	1.3	676,001
Net Assets	100.0	53,374,203

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Common Stock 0.2%
Deutsche Bank AG (Registered) (c)
150,039	—	12,096	(9,943)	(28,417)	22,039	—	7,133	99,583
Securities Lending Collateral 0.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (f) (g)
831	—	831	—	—	389	—	—	—
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.64% (f)
—	5,784,038	5,040,786	—	—	1,661	—	743,252	743,252
238,819	5,784,038	5,141,662	(9,943)	(28,417)	24,089	—	750,385	842,835

* Non-income producing security.
(a) Investment was valued using significant unobservable inputs.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d) Listed on the NASDAQ Stock Market, Inc.
(e) Listed on the New York Stock Exchange.
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund in net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	6/15/2018	16	639,530	645,937	6,407
FTSE 100 Index	GBP	6/15/2018	3	290,378	294,356	3,978
SPI 200 Index	AUD	6/21/2018	2	225,640	220,277	(5,363)
TOPIX Index	JPY	6/7/2018	2	316,826	322,635	5,809
Total net unrealized appreciation						10,831

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	72,736	GBP	51,897	6/20/2018	325	Societe Generale
USD	10,142	SGD	13,277	6/20/2018	3	Citigroup, Inc.
USD	60,000	AUD	78,241	6/20/2018	106	Morgan Stanley
USD	180,000	GBP	127,923	6/20/2018	91	Bank of New York
USD	350,000	EUR	283,273	6/20/2018	669	Bank of Montreal
USD	70,000	CHF	66,613	6/20/2018	163	Bank of Montreal
USD	230,000	JPY	24,344,258	6/20/2018	27	Bank of Montreal
CHF	83,529	USD	88,886	6/20/2018	904	Citigroup, Inc.
HKD	234,732	USD	30,000	6/20/2018	11	Citigroup, Inc.
CHF	65,609	USD	70,000	6/20/2018	894	Societe Generale
GBP	111,962	USD	160,000	6/20/2018	2,379	Societe Generale
DKK	125,943	USD	21,166	6/20/2018	251	Societe Generale
EUR	239,577	USD	300,000	6/20/2018	3,423	Bank of Montreal
SEK	244,480	USD	30,000	6/20/2018	541	Goldman Sachs & Co.
AUD	90,564	USD	70,000	6/20/2018	427	Citigroup, Inc.
CHF	66,327	USD	70,000	6/20/2018	138	Toronto-Dominion Bank
JPY	55,697,337	USD	530,000	6/20/2018	3,720	Toronto-Dominion Bank
EUR	217,376	USD	270,000	6/20/2018	906	Toronto-Dominion Bank
SEK	247,701	USD	30,000	6/20/2018	153	Toronto-Dominion Bank
GBP	106,039	USD	150,000	6/20/2018	718	Toronto-Dominion Bank
Total unrealized appreciation					15,849
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	175,872	JPY	18,515,886	6/20/2018	(916)	Citigroup, Inc.
USD	25,878	SEK	210,140	6/20/2018	(557)	Societe Generale
USD	13,172	AUD	16,824	6/20/2018	(247)	Citigroup, Inc.
USD	175,114	EUR	141,028	6/20/2018	(533)	Goldman Sachs & Co.
USD	40,000	JPY	4,230,348	6/20/2018	(28)	Bank of Montreal
USD	56,917	HKD	445,147	6/20/2018	(45)	Citigroup, Inc.
USD	30,000	SEK	245,381	6/20/2018	(433)	Toronto-Dominion Bank
USD	280,000	JPY	29,457,036	6/20/2018	(1,663)	Toronto-Dominion Bank
USD	400,000	EUR	320,744	6/20/2018	(2,944)	Toronto-Dominion Bank
USD	100,000	AUD	129,694	6/20/2018	(367)	Toronto-Dominion Bank
USD	90,000	CHF	84,752	6/20/2018	(731)	Toronto-Dominion Bank
USD	230,000	GBP	162,114	6/20/2018	(1,776)	Toronto-Dominion Bank
AUD	78,220	USD	60,000	6/20/2018	(89)	Toronto-Dominion Bank
Total unrealized depreciation					(10,329)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
At March 31, 2018 the Deutsche EAFE® Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Financials	10,957,776	21%
Industrials	7,588,744	15%
Consumer Discretionary	6,572,234	13%
Consumer Staples	5,730,325	11%
Health Care	5,276,807	10%
Materials	4,153,928	8%
Information Technology	3,405,569	7%
Energy	2,751,397	5%
Telecommunication Services	2,000,384	4%
Real Estate	1,817,771	3%
Utilities	1,700,015	3%
Total	51,954,950	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,470,604	$1,562	$3,472,166
Austria	—	132,328	—	132,328
Belgium	—	591,404	—	591,404
China	—	16,532	—	16,532
Denmark	—	937,417	—	937,417
Finland	—	533,905	—	533,905
France	—	5,490,392	—	5,490,392
Germany	—	4,758,894	—	4,758,894
Hong Kong	22,691	1,776,969	—	1,799,660
Ireland	—	447,243	—	447,243
Isle Of Man	—	25,168	—	25,168
Israel	100,820	138,083	—	238,903
Italy	39,049	1,095,269	—	1,134,318
Japan	—	12,794,413	—	12,794,413
Luxembourg	—	165,224	—	165,224
Macau	—	66,414	—	66,414
Mexico	—	15,222	—	15,222
Netherlands	168,165	2,283,934	—	2,452,099
New Zealand	—	89,843	—	89,843
Norway	—	357,122	—	357,122
Portugal	—	78,367	—	78,367
Singapore	—	701,339	—	701,339
South Africa	—	48,009	—	48,009
Spain	—	1,656,914	—	1,656,914
Sweden	—	1,363,975	—	1,363,975
Switzerland	—	4,385,438	—	4,385,438
United Kingdom	61,540	7,847,123	—	7,908,663
Preferred Stocks	—	293,578	—	293,578
Short-Term Investments	743,252	—	—	743,252
Derivatives (g)
Futures Contracts	16,194	—	—	16,194
Forward Foreign Currency Exchange Contracts	—	15,849	—	15,849
Total	$1,151,711	$51,576,972	$1,562	$52,730,245
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(5,363)	$—	$—	$(5,363)
Forward Foreign Currency Exchange Contracts	—	(10,329)	—	(10,329)
Total	$(5,363)	$(10,329)	$—	$(15,692)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended March 31, 2018, the amount of the transfers between Level 1 and Level 2 was $132,978.
Transfers between price levels are recognized at the beginning of the reporting period.
(g) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 10,831	$ —
Foreign Exchange Contracts	$ —	$ 5,520

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE® Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018